Description of the Plans (Details)	12 Months Ended
Dec. 31, 2025 USD ($) year loan
EBP 001 ADNT
EBP, Description of Plan [Line Items]
Maximum annual compensation, percentage	50.00%
Fixed rate contribution, percentage	2.00%
EBP 001 AVZR
EBP, Description of Plan [Line Items]
Maximum annual compensation, percentage	25.00%
EBP 002
EBP, Description of Plan [Line Items]
Maximum annual compensation, percentage	50.00%
Automatic employer matching contribution, percentage	3.00%
Employer contribution, matching percentage	90.00%
Participant compensation matched, percentage	6.00%
EBP 002 | Minimum
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	0.00%
EBP 002 | Maximum
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	100.00%
EBP 003
EBP, Description of Plan [Line Items]
Maximum annual compensation, percentage	25.00%
EBP Plans
EBP, Description of Plan [Line Items]
Investment incremental percentage	1.00%
Maximum vesting age | year	65
Minimum vesting age | year	55
Minimum service period	10 years
Forfeiture, consecutive years of no reemployment	6 years
Minimum borrowing amount | $	$ 1,000
Maximum borrowing amount | $	$ 50,000
Maximum borrowing amount, percentage of total	50.00%
Maximum number of loans outstanding per participant | loan	2
Maximum borrowing term	5 years
EBP Plans | Minimum
EBP, Description of Plan [Line Items]
Vesting service period	2 years
EBP Plans | Maximum
EBP, Description of Plan [Line Items]
Vesting service period	5 years